Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benifits Rollforward
Balance at beginning of year	$ 1,150	$ 491
Addition of CPA :14 unrecognized tax benefit prior to Merger		409
Additions based on tax positions related to the current year	374	241
Additions for tax positions of prior years		95
Reductions for tax positions of prior years		(8)
Reductions for expiration of statute of limitations	(191)	(78)
Balance at end of year	$ 1,333	$ 1,150